Dividends on Ordinary Shares - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 4.93	£ 3.26	£ 4.37
Dividends	£ 1,530	£ 1,014	£ 1,358
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 1.32	£ 1.25	£ 0.90
Dividends	£ 410	£ 389	£ 281
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share	£ 3.61	£ 2.01	£ 3.47
Dividends	£ 1,120	£ 625	£ 1,077